Organization and Nature of Business (Tables)	6 Months Ended
Jun. 30, 2024
Organization and Nature of Business
Schedule of subsidiaries of principal business activities
Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities
Tantech Holdings Ltd (“the Company” or “Tantech BVI”)	November 9, 2010	BVI	Parent	Holding Company
USCNHK Group Limited (“USCNHK”)	October 17, 2008	Hong Kong	100% by the Parent	Holding Company
EAG International Vantage Capitals Limited (“Euroasia”)	April 27, 2015	Hong Kong	100% by the Parent	Holding Company
Tantech Holdings (Lishui) Co. Ltd. (“Lishui Tantech”)	April 7, 2016	Lishui, Zhejiang Province, China	100% by USCNHK	Holding Company
Euroasia New Energy Automotive (Jiangsu) Co. Ltd. (“Euroasia New Energy”)	October 24, 2017	Zhangjia Gang, Jiangsu Province, China	100% by Euroasia	Holding Company
Shanghai Jiamu Investment Management Co., Ltd (“Jiamu”)	July 14, 2015	Shanghai, China	100% by Euroasia	Holding Company
Hangzhou Wangbo Investment Management Co., Ltd (“Wangbo”)	February 2, 2016	Hangzhou, Zhejiang Province, China	100% by Jiamu	Holding Company
Hangzhou Jiyi Investment Management Co., Ltd (“Jiyi”)	February 2, 2016	Hangzhou, Zhejiang Province, China	100% by Jiamu	Holding Company
Shangchi Automobile Co., Ltd. (“Shangchi Automobile”)	Acquired on July 12, 2017	Zhangjia Gang, Jiangsu Province, China	51% by Wangbo and 19% by Jiyi	Manufacturing and sale of specialty electric and non-electric vehicles and power batteries
Shenzhen Yimao New Energy Sales Co., Ltd. (“Shenzhen Yimao”)	November 13, 2018	Shenzhen, Guangdong Province, China	100% by Shangchi Automobile	Electric vehicles sales
Lishui Xincai Industrial Co., Ltd. (“Lishui Xincai”)	December 14, 2017	Lishui, Zhejiang Province, China	100% by Lishui Tantech	Holding Company
Hangzhou Tanbo Tech Co., Ltd. (“Tanbo Tech”)	December 8, 2015	Hangzhou, Zhejiang Province, China	100% by Lishui Xincai	Exploring business opportunities outside Lishui area
Zhejiang Zhugu Xingqi Technology Co., Ltd. (“Zhugu Xingqi”)	August 10, 2023	Lishui, Zhejiang Province, China	100% by Lishui Xincai	Manufacturing, selling and trading various products made from bamboo and charcoal
Zhejiang Shangnilai Technology Co., Ltd. (“Shangnilai”) (i)	November 12, 2020	Lishui, Zhejiang Province, China	100% by Lishui Tantech	Manufacturing, selling and trading various products made from bamboo and charcoal
Lishui Smart New Energy Automobile Co., Ltd. (“Lishui Smart”)	November 16, 2020	Lishui, Zhejiang Province, China	100% by Lishui Tantech	Research, development and manufacturing new energy automobiles
Gangyu Trading (Jiangsu) Co., Ltd. (“Gangyu Trading”)	August 10, 2021	Zhangjiagang Jiangsu Province, China	100% by Euroasia New Energy	Marketing and selling electric vehicles
Shangchi (Zhejiang) Intelligent Equipment Co., Ltd. (“Shangchi Intelligent Equipment”)	August 26, 2021	Pinghu Zhejiang Province, China	100% by Euroasia	Manufacturing and sales company focusing on new energy vehicles
Shanghai Wangju Industrial Group Co., Ltd. (“Shanghai Wangju”)	September 23, 2021	Shanghai, China	100% by Jiamu	Investing in the factoring industry
Eurasia Holdings (Zhejiang) Co., Ltd. (“Eurasia Holdings”)	July 15, 2021	Hangzhou Zhejiang province, China	100% by Euroasia	Marketing and selling electric vehicles
Hangzhou Eurasia Supply Chain Co., Ltd. (“Eurasia Supply”)	August 4, 2021	Hangzhou Zhejiang province, China	100% by Eurasia Holdings	Supply chain business
Zhejiang Shangchi Medical Equipment Co., Ltd. (“Shangchi Medical”)	November 13, 2021	Pinghu Zhejiang Province, China	100% by Shangchi Intelligent Equipment	Manufacturing and sales company focusing on new energy vehicles
Shenzhen Shangdong Trading Co., Ltd. (“Shenzhen Shangdong”)	July 13, 2016	Shenzhen Guangdong Province, China	100% by Shanghai Wangju	Investing in the factoring industry
China East Trade Co., Ltd. (“China East”)	February 15, 2018	Hong Kong	100% by Euroasia	Investing in the factoring industry
First International Commercial Factoring (Shenzhen) Co., Ltd. (“First International”)	July 27, 2017	Shenzhen Guangdong Province, China	75% by Shenzhen Shangdong 25% by China East	Investing in the factoring industry